OTHER COMPREHENSIVE INCOME	12 Months Ended
Sep. 30, 2012
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME

Note 15—Other comprehensive income

We present other comprehensive income (OCI) and its components in the statement of changes in shareholders' equity. Accumulated OCI (loss) consisted of the following (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Adjustment to pension liability	$(35,471)	$(29,886)	$(26,601)	$(23,888)
Foreign currency translation	18,104	7,416	8,666	9,534
Net unrealized (losses) gains from cash flow hedges	(3,781)	(4,023)	1,595	112

	$(21,148)	$(26,493)	$(16,340)	$(14,242)

The adjustment to the pension liability is shown net of a tax benefit of $17.4 million, $15.2 million, $12.9 million and $11.7 million at September 30, 2012, 2011, 2010 and 2009, respectively. Deferred income taxes are not recognized for translation-related temporary differences of foreign subsidiaries whose undistributed earnings are considered to be permanently invested.